Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the changes in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2010 and 2011:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Total
		Domestic	Overseas			Total
(in millions)			Other than UNBC	UNBC	Overseas Total
Balance at March 31, 2009:
Goodwill	¥840,055	¥885,234	¥152,203	¥217,202	¥369,405	¥1,254,639	¥22,527	¥2,300	¥2,119,521
Accumulated impairment losses	(840,055)	(884,773)	(532)	—	(532)	(885,305)	(14,735)	—	(1,740,095)

	¥—	¥461	¥151,671	¥217,202	¥368,873	¥369,334	¥7,792	¥2,300	¥379,426

Impairment loss	—	(461)	—	—	—	(461)	—	—	(461)
Foreign currency translation adjustments and other	—	—	—	2,533	2,533	2,533	—	—	2,533

Balance at March 31, 2010:
Goodwill	840,055	885,234	152,203	219,735	371,938	1,257,172	22,527	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥219,735	¥371,406	¥371,406	¥7,792	¥2,300	¥381,498
Goodwill acquired during the fiscal year(2)	—	—	—	8,068	8,068	8,068	—	—	8,068
Foreign currency translation adjustments and other	—	—	—	(26,174)	(26,174)	(26,174)	—	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	152,203	201,629	353,832	1,239,066	22,527	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥201,629	¥353,300	¥353,300	¥7,792	¥2,300	¥363,392

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

Goodwill impairment losses of ¥845,842 million and ¥461 million were recognized for the fiscal years ended March 31, 2009 and 2010, respectively. There were no impairment losses recognized for the fiscal year ended March 31, 2011. Reporting units for which impairment losses were recognized are as follows:

Business Segment	Reporting Unit	Impairment loss
		2009	2010
		(in millions)
Integrated Retail Banking Business Group	BTMU-Retail	¥636,322	¥—
Integrated Retail Banking Business Group	Mitsubishi UFJ NICOS-Retail	193,579	—
Integrated Corporate Banking Business Group—Domestic	BTMU-Corporate	—	461
Integrated Corporate Banking Business Group—Domestic	MUSHD-Corporate	1,206	—
Integrated Trust Assets Business Group	MUTB-Trust	14,735	—

		¥845,842	¥461

For the fiscal year ended March 31, 2009, the MUFG group recognized ¥845,842 million as an impairment of goodwill, mainly due to the financial crisis. MUFG's stock price declined from ¥860 at March 31, 2008 to ¥476 at March 31, 2009, and market capitalization continuously diminished. That made our financing forecast weak and negatively affected the fair value of MUFG's reporting units. As a result of readjustment of further projections performed by management, the fair value of most reporting units which is based on discounted cash flows fell below the carrying amount, and goodwill relating to the BTMU-Retail, Mitsubishi UFJ NICOS-Retail, MUSHD-Corporate, and MUTB-Trust reporting units was impaired.

The fair value of those reporting units was estimated using the present value of expected future cash flows.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2010 and 2011:

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,263,031	¥707,888	¥555,143	¥1,374,334	¥839,872	¥534,462
Core deposit intangibles	638,290	329,163	309,127	632,533	377,325	255,208
Customer relationships	208,118	100,419	107,699	207,670	113,435	94,235
Trade names	60,058	8,616	51,442	51,579	10,209	41,370
Other	4,006	2,282	1,724	4,173	2,648	1,525

Total	¥2,173,503	¥1,148,368	1,025,135	¥2,270,289	¥1,343,489	926,800

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			61,491			42,224
Indefinite-lived trade names			4,459			4,459
Other			25,032			18,038

Total			90,982			64,721

Total			¥1,116,117			¥991,521

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2010 amounted to ¥168,722 million, which primarily consisted of ¥168,423 million of software. The weighted average amortization periods for these assets are 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2010 amounted to ¥1,667 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥153,887 million, which primarily consisted of ¥151,992 million of software. The weighted average amortization periods for these assets are 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥332 million.

For the fiscal years ended March 31, 2009, 2010 and 2011, the MUFG Group recognized ¥126,885 million, ¥12,400 million and ¥26,566 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2009 included losses of ¥83,088 million and ¥36,672 million relating to customer relationships in the Integrated Retail Banking Business Group and Integrated Trust Assets Business Group, which were subject to and not subject to amortization, respectively. These intangible assets were valued based on the present value of expected future cash flows. Estimated future cash flows were revised downwards due to the global financial market instability. Accordingly, the MUFG Group reevaluated these intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2010 included a loss of ¥9,239 million relating to the contractual rights of a business alliance, which was reported under the Integrated Retail Banking Business Group. The intangible asset was not subject to amortization and was aggregated in Other intangible assets. The fair value of the intangible asset was calculated based on the present value of expected future cash flows. Estimated future cash flows were revised downwards due to a change in the business environment within our credit card business. Accordingly, the MUFG Group reevaluated the intangible asset and recognized an impairment loss.

The impairment loss for the fiscal year ended March 31, 2011 included a loss of ¥19,267 million relating to customer relationships under the Integrated Trust Assets Business Group and a loss of ¥6,226 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group. These intangible assets were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows of the above customer relationships were revised downwards due to the global financial environment where low interest rates were expected to continue, and the Japanese yen appreciated against major currencies, and its adverse impact to the growth prospect of trust assets. The estimated future cash flows of the above contractual rights were revised downwards due to the severe environment of the credit card business. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

Also, for the fiscal year ended March 31, 2011, the MUFG Group recognized a loss of ¥16,370 million in Other non-interest expenses in the consolidated statements of operations from the disposal of software for internal use due to a suspension of the system integration project by one of MUFG's subsidiaries.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2012	¥212,190
2013	179,776
2014	136,009
2015	101,529
2016	73,126